OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 5,184	$ 1,404
Accrued income	22,227	19,741
Prepaid expenses	9,154	6,742
Other receivables	14,553	3,779
EU ETS allowances held	805	0
Total other current assets	$ 51,923	$ 31,666